Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2024 and December 31, 2023:

	June 30, 2024
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$143,460	$—	$143,460	$—
Investments, at fair value	75,722	64,985	—	10,737

Liabilities
Derivative liabilities	$9,866	$—	$9,866	$—

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$130,614	$—	$130,614	$—
Investments, at fair value	84,130	72,540	—	11,590

Liabilities
Derivative liabilities	$80,840	$—	$80,840	$—

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,436,032		$1,436,032	$1,436,032	$—	$—
Restricted cash	176,203		176,203	176,203	—	—
Loans receivable	635,008		640,018	—	—	640,018
Notes receivable	607,530		607,530	—	—	607,530
Derivative assets	143,460		143,460	—	143,460	—
Investments, at fair value	75,722		75,722	64,985	—	10,737
	$3,073,955		$3,078,965	$1,677,220	$143,460	$1,258,285
Liabilities
Debt	$45,913,345	(a)	$43,857,015	$—	$43,857,015	$—
Derivative liabilities	9,866		9,866	—	9,866	—
	$45,923,211		$43,866,881	$—	$43,866,881	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2023
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,627,181		$1,627,181	$1,627,181	$—	$—
Restricted cash	198,285		198,285	198,285	—	—
Loans receivable	654,925		650,398	—	—	650,398
Notes receivable	663,644		663,644	—	—	663,644
Derivative assets	130,614		130,614	—	130,614	—
Investments, at fair value	84,130		84,130	72,540	—	11,590
	$3,358,779		$3,354,252	$1,898,006	$130,614	$1,325,632
Liabilities
Debt	$46,696,525	(a)	$44,377,940	$—	$44,377,940	$—
Derivative liabilities	80,840		80,840	—	80,840	—
	$46,777,365		$44,458,780	$—	$44,458,780	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.